Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Shareholders' equity
Dividends declared	$ 10.6	$ 10.1	$ 21.1	$ 14.8
Dividends paid	$ 10.5	$ 10.1	$ 21.1	$ 20.1
Dividends paid per share			$ 0.0525	$ 0.05
Number of shares issued from treasury	0	0	0	0